787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

August 24, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MedAssets, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
On behalf of MedAssets, Inc., a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Registration Statement on Form S-1, together with exhibits (the “Registration Statement”), relating to the proposed public offering of common stock, par value $0.01, of the Company. The signature pages and consents have been manually executed prior to the time of this electronic filing and will be retained by the Company for five years.
In accordance with Rule 111 under the Securities Act, Rule 13(c) of Regulation S-T promulgated under the Securities Act and Rule 3a of the Rules Relating to Informal and Other Procedures, the Company has sent by wire transfer to the Commission’s lockbox depository the amount of $7,061 in payment of the required registration fee.
The Company notes that it has previously discussed and corresponded with the staff of the Securities and Exchange Commission regarding the Company’s application of accounting principles generally accepted in the United States with respect to revenue recognition. Most of the Company’s correspondence and discussions were with Sandie Kim in the Office of the Chief Accountant.
Please contact the undersigned at (212) 728-8981 or Steven J. Gartner, Esq. at (212)728-8222 should you have any questions or comments regarding this matter.
New York     Washington, DC     Paris     London     Milan     Rome     Frankfurt     Brussels

August 24, 2007

Sincerely,
/s/ Morgan D. Elwyn
Morgan D. Elwyn, Esq.
Enclosures